Accrued Liabilities and Other Payables	6 Months Ended
Jun. 30, 2011
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
Note 12 - Accrued Liabilities and Other Payables

Accrued liabilities and other payables consisted of the following at June 30, 2011, and December 31, 2010, respectively:

	2011	2010
Other payables	$7,677	$151,182
Salary payable	442,364	669,710
Franchising subsidy	226,066	121,914
Accrued expenses	162,059	122,615

Total	$838,166	$1,065,421

Accrued expenses represented accrued utility and freight expenses. Other payables represented payables to contractors, vendors other than for material purchase and a short-term borrowing. Franchising subsidy represented the accrued amount the Company will pay to its franchisees to support them for franchise store decoration.